Fees Summary	Jan. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,364,000
Previously Paid Amount	0.00
Total Fee Amount	326.47
Total Offset Amount	0.00
Net Fee	326.47
Narrative - Max Aggregate Offering Price	$ 2,364,000
Final Prospectus	true